Overview - Additional Information (Detail) - USD ($)	Jul. 18, 2017	Dec. 22, 2016
NeoForce Holdings Inc. [Member]
Class of Stock [Line Items]
Proceeds from the sale of business	$ 720,000
Essentialis, Inc. [Member]
Class of Stock [Line Items]
Amount of financing needed		$ 8,000,000